Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SCHOOL STREET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:<br/>Fidelity Advisor® Multi-Asset Income Fund/Fidelity<sup>®</sup> Multi-Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from March 28, 2018 to December 31, 2018, the fund's portfolio turnover rate was 367% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	367.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in income producing securities of all types.
  Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities.
  Investing in domestic and foreign issuers.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Asset Allocation Risk. If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
  Floating Rate Loan Trading. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
  Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. Although the indexes have characteristics relevant to the fund's investment strategies, the fund’s composite index provides information that may be helpful in understanding the fund’s risk profile, and does not necessarily reflect how the fund will implement its investment strategy. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information for Class I.

Performance history will be available at www.fidelity.com for Fidelity® Multi-Asset Income Fund, a class of shares of Fidelity Advisor® Multi-Asset Income Fund, after the class has been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns* Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.06%	September 30, 2016
Lowest Quarter Return	-4.28%	December 31, 2018

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	* The returns shown above are for Class I, which is not offered through this prospectus. Fidelity Advisor® Multi-Asset Income Fund would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Fidelity Advisor® Multi-Asset Income Fund's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class I are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class I are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

* The returns shown above are for Class I, which is not offered through this prospectus. Fidelity Advisor® Multi-Asset Income Fund, a class of share of Fidelity Advisor® Multi-Asset Income Fund would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Fidelity Advisor® Multi-Asset Income Fund would differ from Class I's returns to the extent that the classes do not have the same expenses.

12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund | Fidelity Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	307
5 years	rr_ExpenseExampleYear05	553
10 years	rr_ExpenseExampleYear10	$ 1,258
12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund-Class I
Risk/Return:	rr_RiskReturnAbstract
2016	rr_AnnualReturn2016	10.72%
2017	rr_AnnualReturn2017	6.20%
2018	rr_AnnualReturn2018	(3.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund | Return Before Taxes | Fidelity Advisor Multi-Asset Income Fund-Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor Multi-Asset Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(3.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%	[2]
12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions | Fidelity Advisor Multi-Asset Income Fund-Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor Multi-Asset Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Multi-Asset Income Fund-Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor Multi-Asset Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(1.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%	[2]
12.31 Fidelity Advisor Multi-Asset Income Fund_ Retail Class PRO-02 | Fidelity Advisor Multi-Asset Income Fund | S&P 500/Bloomberg Barclays U.S. Aggregate Bond 50/50 Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[2]

[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.85% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	From September 9, 2015